Financial Risk Management, Objectives and Policies (Details) - Schedule of Changes in the Fair Value of Monetary Assets and Liabilities - Foreign Currency Risk [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in Exchange Rate +5 [Member]
Schedule of Changes in the Fair Value of Monetary Assets and Liabilities [Line Items]
Change in US$ rate	5.00%	5.00%	5.00%
Effect on consolidated profit before tax	S/ (948)	S/ 1,638	S/ 7,695
Change in Exchange Rate +10 [Member]
Schedule of Changes in the Fair Value of Monetary Assets and Liabilities [Line Items]
Change in US$ rate	10.00%	10.00%	10.00%
Effect on consolidated profit before tax	S/ (1,896)	S/ 3,276	S/ 15,391
Change in Exchange Rate -5 [Member]
Schedule of Changes in the Fair Value of Monetary Assets and Liabilities [Line Items]
Change in US$ rate	(5.00%)	(5.00%)	(5.00%)
Effect on consolidated profit before tax	S/ 948	S/ (1,638)	S/ (7,695)
Change in Exchange Rate -10 [Member]
Schedule of Changes in the Fair Value of Monetary Assets and Liabilities [Line Items]
Change in US$ rate	(10.00%)	(10.00%)	(10.00%)
Effect on consolidated profit before tax	S/ 1,896	S/ (3,276)	S/ (15,391)